Lease (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lease [Abstract]
Remaining lease term	6 months
Operating lease weighted average discount rates	8.00%	8.00%
Impairment loss of right-of-use assets		$ 144,051